Reverse Recapitalization - Additional information (Details)					3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 24, 2025 USD ($) $ / shares shares	Sep. 22, 2025 USD ($) $ / shares shares	Sep. 15, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2025 shares	Mar. 31, 2025 shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares
Disclosure of Reverse Recapitalization [Line Items]
Business Combination Exchange Ratio | $ / shares		0.66
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization | $					$ 170,648,000
Proceeds From Merger Related Financing Activities | $		$ 171,200,000
Proceeds From Investors | $		145,000,000
Proceeds From Cash Held In Trust Account | $		26,200,000
Payments For Transaction Costs | $		32,000,000
Transaction Costs | $		3,200,000
Adjustments to Additional Paid in Capital Business Combination Transactional Costs | $		$ 22,800,000
Preferred Stock, Par or Stated Value Per Share | $ / shares											$ 0.000001			$ 0.000001
Preferred Stock, Shares Issued											93,963,000			93,963,000
Proceeds from Issuance of Preferred Stock and Preference Stock | $							$ 145,000,000	$ 0
Common Stock, Shares, Issued	174,957,000				174,957,000	6,250,000,000	174,957,000	6,250,000,000			58,057,000			87,222,000
Loss on issuance of common stock | $					$ 3,220,000	$ 0	$ 3,220,000	$ 0
Loss on issuance of common stock warrants | $	$ 86,400,000				$ 123,328,000	$ 0	$ 123,328,000	$ 0
Common Stock, Shares, Outstanding	174,957,000				174,957,000	6,250,000,000	174,957,000	6,250,000,000			58,057,000			87,222,000
Conversion of Stock, Shares Converted					30,061,262
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001				$ 0.0001		$ 0.0001				$ 0.000001			$ 0.000001
Amount Of Fee Payable To Advisor | $	$ 12,500,000				$ 12,500,000		$ 12,500,000
Common Stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization | $					$ 6,000
Common Stock, Shares, Outstanding	174,957,000				174,957,000	57,855,000	174,957,000	57,855,000	59,742,000	59,016,000	58,057,000	57,812,000	57,797,000	57,776,000	86,360,000
Triggering Event I [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued	24,999,439				24,999,439		24,999,439
Triggering Event I [Member] | Maximum [Member]
Disclosure of Reverse Recapitalization [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 18				$ 18		$ 18
Triggering Event II [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued	24,999,439				24,999,439		24,999,439
Triggering Event II [Member] | Maximum [Member]
Disclosure of Reverse Recapitalization [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 23				$ 23		$ 23
Triggering Event III [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued	24,999,439				24,999,439		24,999,439
Triggering Event III [Member] | Maximum [Member]
Disclosure of Reverse Recapitalization [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 28				$ 28		$ 28
Sponsor Earn Out Securities [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued	6,250,000				6,250,000		6,250,000
Common Stock Vested And Outstanding	6,250,000				6,250,000		6,250,000
Common Stock Vesting Condition	6,250,000				6,250,000		6,250,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 18				$ 18		$ 18
Earn Out Securities [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued	74,998,317				74,998,317		74,998,317
Earn Out Securities [Member] | Common Stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued	74,998,317				74,998,317		74,998,317
Ares Acquisition Holdings II LP [Member] | Sponsor Earn Out Securities [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Outstanding	12,500,000				12,500,000		12,500,000
Conversion of Stock, Shares Converted	12,500,000
Public Warrants [Member]
Disclosure of Reverse Recapitalization [Line Items]
Exercise Price Per Share | $ / shares	$ 11.5				$ 11.5		$ 11.5
Conversion of Warrants		24,999,987
Private Placement Warrants [Member]
Disclosure of Reverse Recapitalization [Line Items]
Exercise Price Per Share | $ / shares	11.5				11.5		11.5
Conversion of Warrants		14,300,000
Preferred Investors [Member]
Disclosure of Reverse Recapitalization [Line Items]
Sale of Stock, Consideration Received on Transaction | $				$ 145,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Percentage of Common Stock Issuable Upon Conversion				125.00%
Exercise Price Per Share | $ / shares				$ 12
Preferred Stock, Shares Issued				142,155
Warrants Issued				17,769,375
Proceeds from Issuance of Preferred Stock and Preference Stock | $				$ 145,000,000
Non Redemption Investors [Member]
Disclosure of Reverse Recapitalization [Line Items]
Exercise Price Per Share | $ / shares			$ 12
Common Stock, Shares, Issued			7,606,666
Loss on issuance of common stock | $			$ 3,200,000
Loss on issuance of common stock warrants | $			$ 37,000,000
Common Class A [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization | $		$ 5,492,904
Common Class A [Member] | Non Redemption Investors [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number od Shares Agreed for Non Redemption			3,319,712
Common Stock, Shares, Issued			368,028
Series A Preferred Stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Reduction of Preferred Stock | $		$ 6,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001				$ 0.0001		$ 0.0001				$ 0.0001
Preferred Stock, Shares Issued	142,000				142,000		142,000				0
Advisor Shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued	1,091,519				1,091,519		1,091,519